Segment information	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company’s fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company’s revenues by customer for the nine months ended September 30, 2013, and 2012 are follows:

Contract revenue split by customer

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

ExxonMobil	14%	20%	25%	34%
Total	34%	37%	32%	38%
Chevron	21%	14%	16%	16%
BP	31%	29%	27%	12%
Total	100%	100%	100%	100%

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Nigeria	$49.8	$54.4	$157.0	$165.3
China	—	—	—	80.1
Angola	22.7	22.9	65.6	66.2
Vietnam	—	—	—	32.3
Canada	23.4	28.3	124.3	28.3
United States	49.5	41.8	131.5	49.1
Thailand	10.8	—	10.8	0.0
Other	8.5	7.6	8.5	8.7
Total	$164.7	$155.0	$497.7	$430.0

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.

As of September 30, 2013 and December 31, 2012 the drilling rigs were located as follows:

Fixed Assets – Drilling units

(In US$ millions)	September 30, 2013	December 31, 2012

Nigeria	$539.9	$553.9
Angola	185.9	194.3
Canada	538.0	545.7
United States	794.7	809.1
Thailand	138.2	—
Total	$2,196.7	$2,103.0